Segment Information - Summary of Evaluating the Company's Performance and Making Key Decisions Regarding Resource Allocation (Details) - USD ($)		3 Months Ended	4 Months Ended
	Feb. 25, 2026	Jun. 30, 2026	Jun. 30, 2026
Segment Reporting [Line Items]
General, formation and administrative expenses	$ 33,697	$ 184,418	$ 249,667
Interest earned on marketable securities held in Trust Account		238,468	238,468
Cash		832,812	832,812
Marketable securities held in Trust Account		$ 75,238,468	$ 75,238,468